FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Brazilian government bonds	R$ 282,586,266	R$ 210,538,448
Bank debt securities	43,844,816	34,091,904
Corporate debt and marketable equity securities	36,257,756	28,214,231
Mutual funds	9,323,075	12,025,851
Brazilian sovereign bonds	54,167	113,828
Foreign governments securities	118,948	656,270
Derivative financial instruments	15,413,349	16,258,496
Total	R$ 387,598,377	R$ 301,899,028	R$ 336,560,965